OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES, NET
Schedule of Other receivables

Other receivables, net consisted of the following:

	June 30,	December 31,	December 31,
Third Party	2020	2020	2020
	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥1,141,829	¥1,915,922	$293,284
Deposits for projects	1,381,081	1,327,283	203,177
VAT recoverable	3,746,435	3,297,091	504,710
Others	1,614,133	5,256,227	804,610
	7,883,478	11,796,523	1,805,781
Less: Long term portion (B)	(3,640)	—	—
Allowance for doubtful accounts	(1,529,036)	(791,702)	(121,192)
Other receivable - current portion	¥6,350,802	¥11,004,821	$1,684,589

(A)

Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,461,724	¥1,529,036	$234,060
Charge to (reversal of) expense	67,312	(348,199)	(53,300)
Less: write-off	—	(389,135)	(59,568)
Ending balance	¥1,529,036	¥791,702	$121,192